MERRILL LYNCH
ASSET GROWTH
FUND, INC.




FUND LOGO




Quarterly Report

May 31, 1999


Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the propectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch Asset
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper


MERRILL LYNCH ASSET GROWTH FUND, INC.


Worldwide
Investments as of
May 31, 1999


Breakdown of
Stocks & Fixed-Income                Percent of
Securities by Country                Net Assets

United States                          52.3%
Japan                                  12.5
United Kingdom                         11.2
France                                  4.9
Germany                                 3.6
Sweden                                  3.5
Spain                                   2.4
Finland                                 2.2
Netherlands                             1.4
Brazil                                  1.0
Ireland                                 0.9
Italy                                   0.8
Canada                                  0.8
Australia                               0.6
Switzerland                             0.5
Austria                                 0.4
Norway                                  0.3
Singapore                               0.3
South Korea                             0.2
Hong Kong                               0.1
Denmark                                 0.1
                                      ------
Total                                 100.0%
                                      ======


Ten Largest Industries               Percent of
(Equity Investments)                 Net Assets

Telecommunications                      8.7%
Banking                                 6.9
Computer Services/Software              4.8
Pharmaceuticals                         4.6
Electronics                             3.9
Insurance                               3.5
Retail-Stores                           2.7
Computers                               2.5
Broadcasting/Cable                      2.5
Automobiles                             2.5



Ten Largest Holdings                 Percent of
(Equity Investments)                 Net Assets

Microsoft Corporation                   1.8%
Bristol-Myers Squibb Company            1.6
MCI WorldCom Inc.                       1.5
GreenPoint Financial Corp.              1.4
AT&T Corp.-Liberty Media Group
  (Class A)                             1.3
Cisco Systems, Inc.                     1.3
AT&T Corp.                              1.2
Premier Parks Inc.                      1.2
Mobil Corporation                       1.2
Mellon Bank Corporation                 1.2



Merrill Lynch Asset Growth Fund, Inc., May 31, 1999


DEAR SHAREHOLDER


There were some conflicting signals regarding the future direction of the US economy during the quarter ended May 31, 1999. However, on balance the economic outlook continued to be positive. The US economic expansion is ongoing, especially in the consumer sector. Economic growth is not occurring at inflationary rates, although the Organization of Petroleum Exporting Countries (OPEC) successfully engineered a near-term increase in the price of crude oil. Against this backdrop, the US Federal Reserve Board raised the Federal Funds rate 0.25% on June 30, 1999. Outside of the United States, signs of growth are less apparent in other major industrial economies. Although the crisis in Yugoslavia has raised serious geopolitical concerns, it was not a significant factor in the economic or investment outlook. In Japan, there are not yet clear signs that Japan's economy is improving. There were growing signs of improvement in some emerging economies (most notably South Korea and Mexico), although concerns remain for others (such as Brazil and Argentina).

In the US capital markets, long-term interest rates rose during the May quarter. Although the spread between yields on Treasury securities and corporate issues of similar maturities has narrowed somewhat, it remains wide by historic standards. Although the US stock market exhibited greater price volatility, its advances broadened beyond relatively few growth stocks to the previously languishing cyclical sectors.


Portfolio Matters
As of May 31, 1999, the asset allocation for Merrill Lynch Asset
Growth Fund, Inc. was: US stocks, 50% of net assets; foreign stocks, 44%; US bonds, 2%; foreign bonds, 4%; and cash reserves of less than 1%.

During the May quarter, we continued to enlarge the Fund's foreign equity representation, increasing our position in foreign stocks from 37% of net assets to 44%. We accomplished this largely through a further increase in Japanese equity representation. The expansion continued to reflect evidence that an increased number of Japanese corporations are undertaking significant restructuring that is likely to lead to improved profitability and earnings over the longer term. Our increased optimism also reflects indications that monetary policy remains accommodative and that the Japanese economy is showing signs of bottoming. New Japanese equity commitments included Takeda Chemical Industries and The Daimaru, Inc. We continue to hedge the Japanese equity positions back to US dollars because we expect the positive stock market environment to be accompanied by a weaker Japanese yen.

We also enlarged the Fund's commitment to Asian markets other than Japan in response to increased evidence that the problems associated with the 1997--1998 financial crisis are gradually abating. Among the new Asian commitments are Pohang Iron and Steel Company, Ltd. and Hutchison Whampoa Limited. Brazil's ability to weather currency devaluation also led us to initiate commitments in Brazilian equities, including Embratel Participacoes SA, Telecomunicacoes Brasileiras SA--Telebras, Aracruz Celulose SA and Companhia Vale do Rio Doce. While Europe remains our largest regional commitment, we reduced overall representation there. At the same time, we enlarged our commitment to the United Kingdom as a result of expectations of improving economic conditions in coming quarters. Within Europe, we maintained significant representation in financial services, telecommunications services and equipment, and consumer staples.

We reduced the Fund's US equity representation from 57% of net assets to 50% during the three months ended May 31, 1999. We continue to believe that investors will favor the shares of companies that offer a high degree of earnings visibility in a steady growth/low inflation environment for the US economy as a whole. On this basis, technology remains the largest single group represented among our US equity commitments. Financial services and consumer staples, including healthcare, also continue to account for a significant portion of US equity assets.

We increased our commitment to foreign bonds from 3% of net assets to 4% during the May quarter. We eliminated our commitment to Japanese bonds following a decline in yields, which reduced potential for additional appreciation. We also took advantage of appreciation to liquidate our position in New Zealand bonds. We retained positions in German and UK bonds where we believed the risk/reward relationship remains favorable.

During the three months ended May 31, 1999, we reduced the average duration of our US bond commitment from 7.2 years to 6.6 years. Contrary to our earlier expectations, the strength of the US economy persisted during the second quarter of 1999. However, the rise in intermediate-term and longer-term interest rates that has taken place in recent months is likely to begin to gradually slow the rate of US economic growth in coming quarters. The resultant reduction of inflationary expectations is likely to be supportive of a decline in US interest rates during the second half of 1999.


In Conclusion
We thank you for your investment in Merrill Lynch Asset Growth Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our upcoming semi-annual report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Thomas R. Robinson)
Thomas R. Robinson
Senior Vice President and
Portfolio Manager




July 12, 1999





Merrill Lynch Asset Growth Fund, Inc., May 31, 1999


PERFORMANCE DATA


About Fund
erformance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual
Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/99                         +0.11%         -5.14%
Inception (9/02/94)
through 3/31/99                            +6.74          +5.48

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/99                         -0.94%         -4.89%
Inception (9/02/94)
through 3/31/99                            +5.64          +5.64

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/99                         -0.85%         -1.84%
Inception (10/21/94)
through 3/31/99                            +6.17          +6.17

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/99                         -0.09%         -5.34%
Inception (10/21/94)
through 3/31/99                            +7.02          +5.73

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Recent
Performance
Results*


                                                            12 Month        3 Month       Since Inception
                                                          Total Return    Total Return      Total Return
ML Asset Growth Fund, Inc. Class A Shares                    -0.44%           +2.77%           +34.12%
ML Asset Growth Fund, Inc. Class B Shares                    -1.41            +2.50            +27.82
ML Asset Growth Fund, Inc. Class C Shares                    -1.41            +2.52            +29.73
ML Asset Growth Fund, Inc. Class D Shares                    -0.64            +2.76            +34.55

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's since inception periods are Class A & Class B Shares, from 9/02/94 to 5/31/99 and Class C & Class D Shares, from 10/21/94 to 5/31/99.


SCHEDULE OF INVESTMENTS                                                                                  (in US dollars)
                                          Shares                                                                  Percent of
COUNTRY        Industries                  Held               Common Stocks                Cost       Value       Net Assets
Australia      Broadcasting & Publishing    500    The News Corporation Limited
                                                   (Preferred) (ADR)(a)                $    16,780   $    15,219       0.2%

               Diversified                2,600    Broken Hill Proprietary
                                                   Company Limited                          28,621        26,752       0.4

                                                   Total Common Stocks in Australia         45,401        41,971       0.6

Austria        Paper Products               500    Mayr-Melnhof Karton AG                   25,314        23,481       0.4

                                                   Total Common Stocks in Austria           25,314        23,481       0.4

Brazil         Diversified                1,000    Companhia Vale do Rio Doce 'A'
                                                   (Preferred)                              14,300        17,705       0.3

               Forest Products            1,050    Aracruz Celulose SA (ADR)(a)             14,730        20,212       0.3

               Telecommunications           810    Embratel Participacoes SA (ADR)(a)       13,393        11,137       0.2
                                            176    Telecomunicacoes Brasileiras
                                                   SA-Telebras (ADR)(a)                         27            11       0.0
                                            176    Telecomunicacoes Brasileiras
                                                   SA-Telebras (Preferred Block)
                                                   (ADR)(a)                                 13,874        14,696       0.2
                                                                                       -----------   -----------     ------
                                                                                            27,294        25,844       0.4

                                                   Total Common Stocks in Brazil            56,324        63,761       1.0

Canada         Computer Graphics            800    ATI Technologies Inc.                    12,531        11,316       0.2

               Paper Products             2,000    Domtar, Inc.                             16,071        15,845       0.3

               Telecommunications           700    Teleglobe Inc.                           19,864        21,131       0.3

                                                   Total Common Stocks in Canada            48,466        48,292       0.8

Denmark        Commercial Services          100    ISS International Service
                                                   System A/S 'B'                            6,525         5,035       0.1

                                                   Total Common Stocks in Denmark            6,525         5,035       0.1

Finland        Communications Equipment     316    Nokia Oyj                                15,923        22,521       0.4

               Diversified                1,900    Amer Group Ltd.                          33,365        28,492       0.4

               Insurance                    900    Sampo Insurance Company Ltd. 'A'         41,729        27,275       0.4



Merrill Lynch Asset Growth Fund, Inc., May 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                                          Shares                                                                 Percent of
COUNTRY        Industries                  Held            Common Stocks                  Cost        Value      Net Assets
Finland        Paper & Forest Products    1,000    UPM-Kymmene Oyj                     $    24,951   $    29,364       0.5%
(concluded)
               Real Estate Investment     5,990    Sponda Oyj                               42,205        32,863       0.5
               Trusts
                                                   Total Common Stocks in Finland          158,173       140,515       2.2

France         Electronics                  700    Thomson CSF                              26,480        22,574       0.4

               Foods                        126    Danone                                   36,107        34,761       0.5

               Information Processing        50    Cap Gemini SA                             7,627         7,216       0.1

               Insurance                    215    Axa                                      23,956        24,827       0.4

               Metals                     1,300    Pechiney SA 'A'                          58,855        50,482       0.8

               Oil--Related                 279    Elf Aquitaine SA                         34,914        40,468       0.6

               Reinsurance                  723    Scor                                     29,305        38,532       0.6

               Semiconductor Capital        380    STMicroelectronics NV
               Equipment                           (NY Registered Shares)                   26,971        44,128       0.7

               Telecommunications           308    France Telecom SA                        21,624        23,657       0.4

               Utilities--Water             348    Vivendi                                  25,977        25,820       0.4

                                                   Total Common Stocks in France           291,816       312,465       4.9

Germany        Automobiles                  485    DaimlerChrysler AG                       42,307        41,940       0.6

               Chemicals                    150    BASF AG                                   6,731         5,847       0.1
                                            370    Henkel KGaA (Preferred)                  15,770        25,287       0.4
                                                                                       -----------   -----------     ------
                                                                                            22,501        31,134       0.5

                                                   Total Common Stocks in Germany           64,808        73,074       1.1

Hong Kong      Multi-Industry               800    Hutchison Whampoa Limited                 7,387         6,655       0.1

                                                   Total Common Stocks in Hong Kong          7,387         6,655       0.1

Ireland        Banking                    2,100    Bank of Ireland                          44,433        39,513       0.6

               Pharmaceuticals              400    Elan Corporation PLC (ADR)(a)            33,790        21,600       0.3

                                                   Total Common Stocks in Ireland           78,223        61,113       0.9

Italy          Publishing                 2,800    Mondadori (Arnoldo) Editore SpA          23,578        48,718       0.8

                                                   Total Common Stocks in Italy             23,578        48,718       0.8

Japan          Appliances                   522    Sony Corporation (ADR)(a)                43,387        48,774       0.8

               Automobiles                  516    Honda Motor Co., Ltd. (ADR)(a)           40,304        42,376       0.7
                                            704    Toyota Motor Corporation (ADR)(a)        37,870        38,060       0.6
                                                                                       -----------   -----------     ------
                                                                                            78,174        80,436       1.3

               Banking                    2,000    The Bank of Tokyo-Mitsubishi, Ltd.       25,861        26,843       0.4
                                          3,000    The Sanwa Bank, Ltd.                     30,571        29,180       0.4
                                          3,000    The Sumitomo Bank, Ltd.                  38,838        36,363       0.6
                                                                                       -----------   -----------     ------
                                                                                            95,270        92,386       1.4

               Computers                  3,000    NEC Corporation                          29,575        33,306       0.5
                                            342    TDK Corporation (ADR)(a)                 27,466        29,198       0.5
                                                                                       -----------   -----------     ------
                                                                                            57,041        62,504       1.0

               Consumer--Electronics      2,000    Matsushita Electric Industrial
                                                   Company, Ltd.                            35,011        36,288       0.6

               Cosmetics/Toiletries       1,000    Kao Corporation                          19,901        27,506       0.4

               Distribution                 100    Softbank Corporation                     15,842        11,516       0.2

               Diversified Companies      2,000    Olympus Optical Co., Ltd.                22,472        24,855       0.4

               Electronics                4,000    Fujitsu Limited                          53,661        66,943       1.0
                                          4,000    Toshiba Corporation                      26,299        24,756       0.4
                                                                                       -----------   -----------     ------
                                                                                            79,960        91,699       1.4

               Glass                     10,000    Nippon Sheet Glass Company, Ltd.         31,327        32,974       0.5

               Insurance                  4,000    The Tokio Marine & Fire
                                                   Insurance Co. Ltd.                       43,929        43,745       0.7

               Machine Tools &            2,000    Minebea Company Ltd.                     20,620        19,917       0.3
               Machinery

               Merchandising              1,000    Marui Co., Ltd.                          19,189        15,054       0.2

               Pharmaceuticals            1,000    Takeda Chemical Industries               36,141        44,490       0.7

               Photography                1,000    Fuji Photo Film                          37,194        35,791       0.6
                                            280    Fuji Photo Film (ADR)(a)                 10,010        10,010       0.1
                                                                                       -----------   -----------     ------
                                                                                            47,204        45,801       0.7

               Retail                       384    Ito-Yokado Co., Ltd. (ADR)(a)            22,272        22,896       0.3

               Retail--Stores             1,000    The Daimaru, Inc.                         4,534         4,068       0.1

               Telecommunications             1    NTT Mobile Communication
                                                   Network, Inc.                            32,998        54,764       0.9
                                              4    Nippon Telegraph & Telephone
                                                   Corporation (NTT)                        34,178        39,105       0.6
                                                                                       -----------   -----------     ------
                                                                                            67,176        93,869       1.5

                                                   Total Common Stocks in Japan            739,450       798,778      12.5

Netherlands    Broadcasting & Publishing    960    Wolters Kluwer NV 'A'                    36,667        38,673       0.6

               Chemicals                    150    Akzo Nobel NV                             6,857         6,239       0.1

               Electronics Components       160    ASM Lithography Holding NV                6,429         7,064       0.1

               Multi-Industry               536    Unilever NV 'A'                          44,862        35,689       0.6

                                                   Total Common Stocks in the Netherlands   94,815        87,665       1.4

Norway         Computer Software          1,300    Merkantildata ASA                         9,939        12,609       0.2

               Transport Services           500    Bergesen d.y. ASA 'B'                     7,018         7,259       0.1

                                                   Total Common Stocks in Norway            16,957        19,868       0.3

Singapore      Electronics Components       360    Flextronics International Ltd.           12,587        18,000       0.3

                                                   Total Common Stocks in Singapore         12,587        18,000       0.3

South Korea    Electronics                   90    Samsung Electronics                       6,515         6,263       0.1
                                              7    Samsung Electronics (Rights)(b)               0            78       0.0
                                                                                       -----------   -----------     ------
                                                                                             6,515         6,341       0.1

               Steel                        300    Pohang Iron & Steel Company,
                                                   Ltd. (ADR)(a)                             7,893         7,594       0.1

                                                   Total Common Stocks in South Korea       14,408        13,935       0.2



Merrill Lynch Asset Growth Fund, Inc., May 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                                          Shares                                                                 Percent of
COUNTRY        Industries                  Held            Common Stocks                  Cost        Value      Net Assets
Spain          Building Materials         3,100    Uralita, SA                         $    42,700   $    28,605       0.4%

               Construction                 270    Grupo Ferrovial, SA                       6,571         6,038       0.1

               Real Estate                  755    Metrovacesa, SA                          23,532        17,018       0.3

               Telecommunications         1,000    Telefonica, SA                           45,827        48,049       0.7

               Utilities--Electric        1,800    Endesa, SA                               46,988        38,391       0.6

               Venture Capital            1,800    Dinamia Capital Privado-Sociedad
                                                   de Capital Riesgo, SA                    31,872        18,622       0.3

                                                   Total Common Stocks in Spain            197,490       156,723       2.4

Sweden         Auto & Truck                 800    Autoliv, Inc.                            26,701        25,423       0.4

               Automobile & Equipment       500    Volvo AB 'B'                             13,941        12,711       0.2

               Automobile Parts           2,500    Haldex AB                                44,179        33,382       0.5

               Banking                      900    ForeningsSparbanken AB                   11,192        18,472       0.3
                                          4,100    Nordbanken Holding AB                    27,195        25,341       0.4
                                                                                       -----------   -----------     ------
                                                                                            38,387        43,813       0.7

               Diversified Companies        700    Custos AB 'B'                            18,434        14,612       0.2

               Investment Management      3,400    Investment AB Bure                       14,475        18,596       0.3

               Paper Products             1,600    Stora Enso Oyj 'R'                       17,997        16,233       0.3

               Real Estate Investment     2,200    Castellum AB                             22,897        19,755       0.3
               Trust                      1,650    Fastighets AB Tornet                     26,234        22,513       0.3
                                                                                       -----------   -----------     ------
                                                                                            49,131        42,268       0.6

               Telecommunications           706    Telefonaktiebolaget LM
                                                   Ericsson (ADR)(a)                        17,375        18,974       0.3

                                                   Total Common Stocks in Sweden           240,620       226,012       3.5

Switzerland    Telephone Service             80    Swisscom AG (Registered Shares)          22,160        28,928       0.5

                                                   Total Common Stocks in Switzerland       22,160        28,928       0.5

United         Banking                    2,240    Bank of Scotland                         25,930        31,168       0.5
Kingdom                                   1,600    HSBC Holdings PLC                        42,778        53,442       0.8
                                          3,000    Lloyds TSB Group PLC                     40,193        39,630       0.6
                                          1,365    National Westminster Bank PLC            26,106        31,298       0.5
                                                                                       -----------   -----------     ------
                                                                                           135,007       155,538       2.4

               Beverages                  4,008    Diageo PLC                               45,227        42,132       0.7

               Cable Television Services  1,600    TeleWest Communications PLC               6,196         6,872       0.1

               Diversified               13,000    Billiton PLC                             29,828        40,747       0.6

               Drugs                      1,200    AstraZeneca Group PLC                    49,019        47,671       0.7

               Foods                      4,900    Devro PLC                                32,782        10,435       0.2

               Leisure                    5,600    Hilton Group PLC                         29,485        24,524       0.4

               Metal & Mining             2,600    Rio Tinto PLC (Registered Shares)        31,437        38,093       0.6

               Oil--Integrated            1,500    Shell Transport & Trading
                                                   Company (ADR)(a)                         54,649        66,187       1.0

               Oil--Related               2,335    BP Amoco PLC                             37,136        41,762       0.7

               Pharmaceuticals            1,400    Glaxo Wellcome PLC                       44,761        39,274       0.6

               Real Estate                1,700    The British Land Company PLC             15,146        14,971       0.2

               Retail--Stores               600    Dixons Group PLC                         13,817        10,770       0.2

               Telecommunications           600    British Telecommunications PLC            9,902        10,001       0.2
                                            600    Cable & Wireless PLC                      9,850         7,398       0.1
                                            500    Energis PLC                              13,641        12,057       0.2
                                          1,680    Vodafone Group PLC                       30,465        31,984       0.5
                                                                                       -----------   -----------     ------
                                                                                            63,858        61,440       1.0

               Transport Services           400    The Peninsular and Oriental
                                                   Steam Navigation Company                  6,175         5,841       0.1

                                                   Total Common Stocks in the
                                                   United Kingdom                          594,523       606,257       9.5

United         Aerospace & Defense          600    United Technologies Corporation          25,926        37,238       0.6
States
               Application Development      500    Siebel Systems, Inc.                     18,461        22,750       0.4
               Software

               Automobile Rental &          150    Avis Rent A Car, Inc.                     3,222         4,303       0.1
               Leasing                      300    The Hertz Corporation (Class A)          12,060        16,481       0.3
                                                                                       -----------   -----------     ------
                                                                                            15,282        20,784       0.4

               Automobiles                1,100    Delphi Automotive Systems
                                                   Corporation                              18,700        21,588       0.3
                                            300    Ford Motor Company                       19,136        17,119       0.3
                                                                                       -----------   -----------     ------
                                                                                            37,836        38,707       0.6

               Banking                      615    Bank of America Corporation              34,298        39,783       0.6
                                          2,120    Mellon Bank Corporation                  66,458        75,658       1.2
                                                                                       -----------   -----------     ------
                                                                                           100,756       115,441       1.8

               Beverages                  1,550    PepsiCo, Inc.                            53,862        55,509       0.9

               Broadcasting/Cable         1,238    AT&T Corp.-Liberty Media Group
                                                   (Class A)                                37,811        82,250       1.3

               Building Products            700    American Tower Corporation (Class A)     17,500        15,750       0.2

               Capital Equipment            200    Eaton Corporation                        13,474        17,438       0.3
                                            100    Hewlett-Packard Company                   7,340         9,431       0.1
                                                                                       -----------   -----------     ------
                                                                                            20,814        26,869       0.4

               Chemicals                    600    E.I. du Pont de Nemours and
                                                   Company                                  37,600        39,263       0.6
                                            500    Rohm and Haas Company                    18,324        20,062       0.3
                                                                                       -----------   -----------     ------
                                                                                            55,924        59,325       0.9

               Computer Services/           320    America Online, Inc.                     26,973        38,200       0.6
               Software                     750    Cisco Systems, Inc.                      42,898        81,703       1.3
                                            630    International Business Machines
                                                   Corporation                              40,056        73,277       1.1
                                          1,400    Microsoft Corporation                   118,548       112,962       1.8
                                                                                       -----------   -----------     ------
                                                                                           228,475       306,142       4.8

               Computers                    300    EMC Corporation                          21,965        29,888       0.5
                                            750    Tandy Corporation                        43,192        61,875       1.0
                                                                                       -----------   -----------     ------
                                                                                            65,157        91,763       1.5




Merrill Lynch Asset Growth Fund, Inc., May 31, 1999

SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
                                          Shares                                                                 Percent of
COUNTRY        Industries                  Held            Common Stocks                  Cost        Value      Net Assets
United         Consumer--Electronics        650    Dell Computer Corporation           $    19,935   $    22,344       0.3%
States
(concluded)    Cruise Lines                 700    Royal Caribbean Cruises Ltd.             18,225        27,387       0.4

               Drugs                        500    Centocor, Inc.                           19,691        21,687       0.3

               Electronics                  550    General Electric Company                 45,945        55,928       0.9
                                          1,005    Intel Corporation                        60,450        54,584       0.9
                                            300    Lattice Semiconductor Corporation        15,052        14,700       0.2
                                                                                       -----------   -----------     ------
                                                                                           121,447       125,212       2.0

               Entertainment              2,150    Premier Parks Inc.                       52,882        76,594       1.2
                                            300    The Walt Disney Company                  10,490         8,738       0.1
                                                                                       -----------   -----------     ------
                                                                                            63,372        85,332       1.3

               Finance                      300    The Goldman Sachs Group, Inc.            15,900        20,381       0.3

               Financial Services           500    Associates First Capital
                                                   Corporation (Class A)                    17,522        20,500       0.3
                                            500    Wells Fargo Company                      19,465        20,000       0.3
                                                                                       -----------   -----------     ------
                                                                                            36,987        40,500       0.6

               Financial Services--       1,250    Household International, Inc.            54,011        54,219       0.8
               Consumer

               Foods                      1,510    Keebler Foods Company                    42,826        50,585       0.8

               Household Products           300    Colgate-Palmolive Company                27,601        29,963       0.5

               Information Processing     1,200    Unisys Corporation                       38,635        45,525       0.7
                                            200    Xerox Corporation                        11,198        11,237       0.2
                                                                                       -----------   -----------     ------
                                                                                            49,833        56,762       0.9

               Insurance                    200    American International Group, Inc.       23,419        22,863       0.4
                                            200    Clear Channel Communications, Inc.       14,127        13,212       0.2
                                            525    The Equitable Companies Incorporated     27,983        36,848       0.6
                                            570    Providian Financial Corporation          28,607        54,684       0.8
                                                                                       -----------   -----------     ------
                                                                                            94,136       127,607       2.0

               Laser Systems & Components   190    Uniphase Corporation                     18,148        25,519       0.4

               Machinery                    500    Case Corporation                         13,456        23,500       0.4
                                          1,180    Ingersoll-Rand Company                   47,550        75,151       1.2
                                                                                       -----------   -----------     ------
                                                                                            61,006        98,651       1.6

               Machinery & Equipment        200    Caterpillar Inc.                         11,099        10,975       0.2

               Manufacturing                750    Tyco International Ltd.                  42,433        65,531       1.0

               Medical Technology           550    Johnson & Johnson                        44,104        50,944       0.8

               Metals                       600    Alcoa Inc.                               23,406        33,000       0.5

               Natural Gas                1,000    Enron Corp.                              47,101        71,375       1.1

               Oil--Integrated              750    Mobil Corporation                        59,459        75,937       1.2

               Oil Services                 560    Schlumberger Limited                     37,708        33,705       0.5

               Paper & Forest Products      400    International Paper Company              19,414        20,000       0.3

               Petroleum                  1,650    Unocal Corporation                       57,331        65,588       1.0

               Pharmaceutical--           1,150    American Home Products Corporation       67,032        66,269       1.0
               Diversified

               Pharmaceutical--             300    Pharmacia & Upjohn, Inc.                 18,960        16,631       0.3
               Prescription

               Pharmaceuticals            1,500    Bristol-Myers Squibb Company             77,591       102,937       1.6
                                            600    Cardinal Health, Inc.                    41,551        36,225       0.6
                                            500    Pfizer Inc.                              64,826        53,500       0.8
                                                                                       -----------   -----------     ------
                                                                                           183,968       192,662       3.0

               Radio & Television         2,750    Capstar Broadcasting
                                                   Corporation (Class A)                    52,043        69,094       1.1

               Retail                       200    Best Buy Co., Inc.                        9,406         9,100       0.1

               Retail--Specialty            650    Lowe's Companies, Inc.                   23,755        33,759       0.5

               Retail--Stores               500    Dayton Hudson Corporation                33,509        31,500       0.5
                                          1,250    Safeway Inc.                             51,573        58,125       0.9
                                          1,500    Wal-Mart Stores, Inc.                    39,260        63,937       1.0
                                                                                       -----------   -----------     ------
                                                                                           124,342       153,562       2.4

               Savings & Loan             2,650    GreenPoint Financial Corp.               99,492        91,425       1.4
               Associations

               Semiconductors               300    Applied Materials, Inc.                  19,197        16,500       0.3
                                            810    Motorola, Inc.                           43,565        67,078       1.0
                                                                                       -----------   -----------     ------
                                                                                            62,762        83,578       1.3

               Services                     540    Quintiles Transnational Corp.            25,741        21,870       0.3

               Telecommunications         1,443    AT&T Corp.                               42,613        80,087       1.2
                                          1,100    GTE Corporation                          60,068        69,369       1.1
                                            350    Lucent Technologies Inc.                 19,470        19,906       0.3
                                          1,100    MCI WorldCom Inc.                        50,166        94,944       1.5
                                                                                       -----------   -----------     ------
                                                                                           172,317       264,306       4.1

               Tobacco                      460    Philip Morris Companies Inc.             21,065        17,739       0.3

               Utilities--Communication   1,130    Ameritech Corporation                    57,315        74,368       1.2

               Waste Management           1,200    Waste Management, Inc.                   53,711        63,450       1.0

                                                   Total Common Stocks in the
                                                   United States                         2,634,886     3,243,545      50.6

                                                   Total Investments in
                                                   Common Stocks                         5,373,911     6,024,791      94.1

                                         Face
                                        Amount             Fixed-Income Securities
Germany        Foreign          EURO    120,000    BundesObligation,
               Government                          4.75% due 11/20/2001                    138,200       130,757       2.0
               Obligations               30,000    Deutschland Republic, 4.75%
                                                   due 7/04/2028                            35,549        29,729       0.5

                                                   Total Fixed-Income Securities
                                                   in Germany                              173,749       160,486       2.5

United         Foreign         POUND     60,000    United Kingdom Treasury Gilt,
Kingdom        Government   STERLING               7.25% due 12/07/2007                    114,668       110,248       1.7
               Obligations

                                                   Total Fixed-Income Securities
                                                   in the United Kingdom                   114,668       110,248       1.7




Merrill Lynch Asset Growth Fund, Inc., May 31, 1999

SCHEDULE OF INVESTMENTS (concluded)                                                                      (in US dollars)
                                           Face                                                                  Percent of
COUNTRY                                   Amount      Fixed-Income Securities             Cost        Value      Net Assets
United         US Government &    US$   100,000    Federal National Mortgage
States         Agency Obligations                  Association, 5.25% due 1/15/2009    $    93,600   $    92,906       1.5%
                                         15,000    US Treasury Notes, 4.25% due
                                                   11/15/2003                               14,202        14,177       0.2

                                                   Total Fixed-Income Securities
                                                   in the United States                    107,802       107,083       1.7

                                                   Total Investments in
                                                   Fixed-Income Securities                 396,219       377,817       5.9

               Total Investments                                                       $ 5,770,130     6,402,608     100.0
                                                                                       ===========
               Unrealized Appreciation on Forward Foreign Exchange Contracts*                              3,024       0.0

               Liabilities in Excess of Other Assets                                                        (684)     (0.0)
                                                                                                     -----------     ------
               Net Assets                                                                            $ 6,404,948     100.0%
                                                                                                     ===========     ======

               Net Asset Value:     Class A--Based on net assets of $523,726 and
                                             48,678 shares outstanding                               $     10.76
                                                                                                     ===========
                                    Class B--Based on net assets of $5,235,492 and
                                             492,046 shares outstanding                              $     10.64
                                                                                                     ===========
                                    Class C--Based on net assets of $388,959 and
                                             36,776 shares outstanding                               $     10.58
                                                                                                     ===========
                                    Class D--Based on net assets of $256,771 and
                                             23,751 shares outstanding                               $     10.81
                                                                                                     ===========

            (a)American Depositary Receipts (ADR).
            (b)The rights may be exercised until 6/30/99.
              *Forward foreign exchange contracts as of May 31, 1999 were as follows:

               Foreign               Expiration       Unrealized
               Currency Sold            Date        Appreciation

               C$      70,000        July 1999           $   478
               YEN 57,000,000        June 1999             1,396
               YEN 39,000,000        July 1999             1,150
                                                         -------
               Total Unrealized Appreciation on Forward
               Foreign Exchange Contracts--Net
               (US$ Commitment--$848,591)                $ 3,024
                                                         =======


EQUITY PORTFOLIO CHANGES

For the Quarter Ended May 31, 1999

Additions

 AT&T Corp.
 AT&T Corp.-Liberty Media Group (Class A)
 Akzo Nobel NV
 American International Group, Inc.
 Applied Materials, Inc.
 Aracruz Celulose SA (ADR)
 BASF AG
 Bergesen d.y. ASA 'B'
 Best Buy Co., Inc.
 The British Land Company PLC
 Broken Hill Proprietary Company Limited
 Caterpillar Inc.
 Clear Channel Communications, Inc.
 Colgate-Palmolive Company
 Companhia Vale do Rio Doce 'A'
   (Preferred)
 The Daimaru, Inc.
 Dayton Hudson Corporation
 Dixons Group PLC
 Domtar, Inc.
 Elan Corporation PLC (ADR)
 Embratel Participacoes SA (ADR)
 Ford Motor Company
 The Goldman Sachs Group, Inc.
 Grupo Ferrovial, SA
 Hewlett-Packard Company
 Hilton Group PLC
 Hutchison Whampoa Limited
 International Paper Company
 Lattice Semiconductor Corporation
*News Corp. (ADR)
 The News Corporation Limited
   (Preferred) (ADR)
 Nippon Sheet Glass Company, Ltd.
 Pechiney SA 'A'
 The Peninsular and Oriental Steam
   Navigation Company
 Pharmacia & Upjohn, Inc.
 Pohang Iron & Steel Company, Ltd. (ADR)
 Rohm and Haas Company
 Siebel Systems, Inc.
 Softbank Corporation
 Sony Corporation (ADR)
 Stora Enso Oyj 'R'
 TDK Corporation (ADR)
 Takeda Chemical Industries
 Telecomunicacoes Brasileiras SA-
   Telebras (ADR)
 Telecomunicacoes Brasileiras SA-Telebras
   (Preferred Block) (ADR)
 Uniphase Corporation
 Unisys Corporation
 The Walt Disney Company
 Wells Fargo Company
 Xerox Corporation


Deletions

 BMC Software, Inc.
 Beckman Coulter Inc.
 Bethlehem Steel Corporation
 The Black & Decker Corporation
 Burlington Northern Santa Fe Corp.
 Compaq Computer Corporation
 The Dial Corporation
 El Paso Energy Corporation
 Federal-Mogul Corporation
 Fujikura Ltd.
 General Motors Corporation
 HEALTHSOUTH Corporation
 Heller Financial, Inc.
 Keane, Inc.
 LucasVarity PLC
 Mattel, Inc.
 Micron Technology, Inc.
 Millipore Corporation
 Morgan Stanley Dean Witter & Co.
 *News Corp. (ADR)
 Nabisco Holdings Corp. (Class A)
 Novartis AG (Registered Shares)
 Oracle Corporation
 Orion-Yhtyma OY 'B'
 PECO Energy Company
 Public Service Enterprise Group
   Incorporated
 Rite Aid Corporation
 Sundstrand Corporation
 Tele-Communications, Inc. (Class A)
 Tele-Communications TCI Ventures Group
   (Class A)
 Telecom Italia SpA
 UNUM Corporation
 USX-U.S. Steel Group
 World Color Press, Inc.


[FN]
*Added and deleted in the same quarter.


Merrill Lynch Asset Growth Fund, Inc., May 31, 1999


OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Arthur Zeikel, Director
Thomas R. Robinson, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863